Annual Operating Expenses - FidelitySAIInflation-FocusedFund-PRO - FidelitySAIInflation-FocusedFund-PRO - Fidelity SAI Inflation-Focused Fund - Fidelity SAI Inflation-Focused Fund	Sep. 28, 2024
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.39%